Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance, beginning of year	$ 11,644,000,000	$ 12,364,000,000
Foreign currency translation impacts	886,000,000	(714,000,000)
Balance, end of year	12,530,000,000	11,644,000,000
Goodwill impairment loss	0	0
ITC
Goodwill [Roll Forward]
Acquisition of ITC	$ 0	$ (6,000,000)